Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	12 Months Ended
Mar. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares) | shares	2
Granted (in shares) | shares	11
Vested (in shares) | shares	(1)
Cancelled and forfeited (in shares) | shares	(1)
Outstanding, ending of period (in shares) | shares	11
Weighted Average Grant Date Fair Value Per RSU
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 68.13
Granted (in dollars per share) | $ / shares	121.63
Vested (in dollars per share) | $ / shares	70.97
Cancelled and forfeited (in dollars per share) | $ / shares	112.13
Outstanding, ending of period (in dollars per share) | $ / shares	$ 118.24